OFF-BALANCE SHEET COMMITMENTS	12 Months Ended
Dec. 31, 2021
Disclosure Of Off Balance Sheet Commitments [Abstract]
OFF-BALANCE SHEET COMMITMENTS	OFF-BALANCE SHEET COMMITMENTS
Collaborative arrangements
Agreement with the Teva Group
In March 2011, the Company entered into an exclusive distribution agreement with the Teva Group (through Abic Marketing Limited), or Teva, to distribute GRASPA® in Israel. Under the terms of the agreement, Teva will submit the request for approval of GRASPA® for ALL in Israel and is responsible for the marketing and distribution of GRASPA® in Israel. Teva will pay milestone payments to the Company and will share net earnings of product sales in Israel with the Company.
Agreement with SQZ Biotechnologies
On June 24, 2019, the Company entered into a collaboration agreement with SQZ Biotechnologies, a cell therapy company developing novel treatments in multiple therapeutic areas, to advance novel red blood cell-based therapeutics for immune modulation. Under the terms of the agreement, the Company has granted to SQZ Biotechnologies an exclusive worldwide license to develop antigen specific immune modulating therapies employing red blood cell-based approaches. Combining SQZ Biotechnologies’ proprietary and versatile cell engineering platform with the intellectual property of the Company related to red blood cell-based therapeutics is intended to allow for the rapid development of a broad pipeline of novel immunomodulatory products addressing multiple indications.
The agreement provides for:
•An upfront payment of $1 million, equivalent to €0.9 million when recognized in 2019;
•Potential development, regulatory and commercial milestone payments up to $56 million for the first product successfully developed by SQZ Biotechnologies under this agreement;
•The Company could also receive progressive royalties based on future sales.
Financing agreements
Financing agreement with Alpha Blue Ocean and European High Growth Opportunities Securitization Fund in the form of convertible notes with share subscription warrants attached (“OCABSA”)
On June 24, 2020, the Company signed a financing agreement with Luxembourg-based European High Growth Opportunities Securitization Fund in the form of convertible notes with share subscription warrants attached (“OCABSA”), allowing a potential fundraising up to a maximum of €60 million, subject to the regulatory limit of 20% dilution.
The Company issued 1,200 note warrants for free that may be exercised in tranches at the Company request until June 25, 2022. European High Growth Opportunities Securitization Fund may request the issuance of two tranches at any time. Any request for a drawdown by the Company will be subject to the satisfaction of certain conditions precedent, including (i) the fact that the Company's closing price on Euronext Paris has been 150% higher than the nominal value of the Company's shares for more than 60 trading days prior to the request, or (ii) the fact that the Company has a number of shares that may be issued corresponding to at least 175% of the number of shares issuable upon conversion of the outstanding notes and of the notes to be issued upon the drawdown request.
At the approval date of the financial statements, 2021, €33.0 million remained available for issuance until June 2022, subject to the regulatory limit of 20% dilution.
Financing facility with the implementation of an at-the-market (“ATM”) program on Nasdaq with Cowen
On September 21, 2020, the Company entered into a sales agreement with Cowen with respect to an ATM offering program pursuant to which the Company may issue and sell, from time to time at its sole discretion, ordinary shares in the form of American Depositary Shares (“ADSs”) to eligible investors at market prices, with aggregate gross sales proceeds of up to $30 million, subject to the regulatory limit of 20% dilution. The ATM program will be effective until September 21, 2023, unless terminated prior to such date in accordance with the sales agreement or the maximum number of ADSs to be sold thereunder has been reached.
At the approval date of the financial statements, $22.0 million remained available for issuance until September 2023, subject to the regulatory limit of 20% dilution.
Lease agreements
Sublease in the United-States
In July 2019 and June 2021, the Company signed two sublease agreements for its premises located in Cambridge.

(amounts in thousands of euros)	Income from sublease in 2021	Sublease to be received
As of December 31, 2021		Total	Less than one year	One to five years	More than five years
Sublease in US	167	452	154	298	—
Total	167	452	154	298	—

These sublease contracts are classified as operating leases: the right of use linked to the main contract is recognized in assets and the income from the sublease are recognized in the statement of income (loss) over the term of the sublease contract.